[front cover]

Mercantile Dow Jones Portfolio Funds

Service Shares

Institutional Shares

PROSPECTUS          February 6, 2004 as supplemented through February 24, 2004

Dow Jones 100 U.S. Portfolio Fund

Dow Jones 80 U.S. Portfolio Fund

Dow Jones 60 U.S. Portfolio Fund

Dow Jones 40 U.S. Portfolio Fund

Dow Jones 20 U.S. Portfolio Fund

Not FDIC insured. May lose value. No bank guarantee.

www.mercdowjonesfunds.com

As with all mutual funds, the Securities and Exchange Commission makes no determination about the merits of these funds’ shares or the accuracy or completeness of this prospectus. Anyone who tells you otherwise is committing a crime.

Based entirely on [Dow Jones Portfolio Indexes logo here]

Available only from Mercantile Mutual Funds.

(logo) Mercantile Mutual Funds

[inside]

Inside This Prospectus

About the Funds

Mercantile Dow Jones Portfolio Funds

Dow Jones 100 U.S. Portfolio Fund   4

Dow Jones 80 U.S. Portfolio Fund     9

Dow Jones 60 U.S. Portfolio Fund   13

Dow Jones 40 U.S. Portfolio Fund   17

Dow Jones 20 U.S. Portfolio Fund   21

The Underlying Mercantile Funds    25

Additional Information About the Risks of the Mercantile Dow Jones Portfolio Funds and the Underlying Funds    31

The Investment Adviser    33

Index Performance    34

How to Invest

Information, instructions, and policies to know about your fund account and transactions    36

The Share Classes    36

How To Buy Fund Shares    37

How To Sell and Exchange Fund Shares    40

Shareholder Services and Policies    42

Distributions and Taxes    47

[Footnote] “Dow Jones,” “Dow Jones U.S. Portfolio Indexes,” “Dow Jones U.S. Style Indexes,” “Dow Jones 100 U.S. Portfolio Index,” “Dow Jones 80 U.S. Portfolio Index,” “Dow Jones 60 U.S. Portfolio Index,” “Dow Jones 40 U.S. Portfolio Index,” and “Dow Jones 20 U.S. Portfolio Index” are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Mercantile Capital Advisors, Inc. The Mercantile Dow Jones Portfolio Funds based on the Dow Jones U.S. Portfolio Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

ABOUT THE FUNDS

Inside this prospectus is information about the Mercantile Dow Jones Portfolio Funds: the Dow Jones 100 U.S. Portfolio Fund, the Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund. Each of the Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund is considered a “fund of funds,” that is, each of these funds invests all of its assets in shares of other Mercantile mutual funds.

On the following pages, you will find information about each fund’s investment goal, the main strategies each fund uses to pursue that goal, the main risks that could affect performance and the fees and expenses you will pay as an investor in each fund.

Before investing, you should carefully consider your investment goals, your time horizon, and your tolerance for risk. This knowledge can be helpful in identifying the fund in this prospectus that may most closely match your long-term investing needs.

Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

Fund Numbers            Service Shares: 1010 Institutional Shares: 1009

Mercantile Dow Jones Portfolio Funds

DOW JONES 100 U.S. PORTFOLIO FUND

The fund’s goal is long-term capital growth.

MAIN STRATEGIES

The fund’s fundamental strategy is to seek to track the overall risk and return of the Dow Jones 100 U.S. Portfolio Index (100 Index), before operating expenses. The 100 Index is intended to represent 100% of the risk and return potential of the overall U.S. stock market.

The 100 Index is an “index of indexes”: it is a combination of the six Dow Jones U.S. Style Indexes (see sidebar). Each style index measures a specific segment of the U.S. stock market, and each is assigned an equal weighting within the 100 Index. This construction gives the 100 Index equal exposure to six main categories of U.S. stocks. Altogether, the 100 Index currently contains over 1,300 stocks, which represent about 85% of the overall U.S. stock market as measured in float-adjusted market capitalization.

Under normal circumstances, the fund intends to invest more than 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of the 100 Index and in exchange-traded funds, stock index futures and options which reflect the 100 Index. Index futures and options are types of derivative instruments. The portfolio management team may use quantitative analysis techniques to structure the fund to obtain a high correlation to the 100 Index. The fund may invest in exchange-traded funds in order to gain immediate exposure to desired stock market sectors. Futures contracts and options can also be used as a substitute for the securities to which they relate. For example, if the fund wishes to participate in the 100 Index prior to purchasing the component securities or is unable to acquire a sufficient amount of a particular security that is represented in the index, the fund may enter into a futures contract or a related option in order to remain invested and minimize the fund’s tracking error. The fund is not required to purchase futures contracts and options for this or any other purchase, and there is no assurance that it will do so. The fund may also hold money market instruments for cash management purposes. The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions.

The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 100 Index. The composition of the 100 Index and the fund may, however, occasionally diverge.

Although major changes tend to be rare, the fund’s fundamental strategy can only be changed by a vote of the majority of the fund’s outstanding shares.

Main types of securities the fund may hold

•	Common stocks of companies traded on major U.S. stock exchanges

•	Exchange-traded funds, stock index futures and options that provide exposure to one or more Dow Jones U.S. Style Indexes

[side bar]

Definitions

Dow Jones U.S. Style Indexes

A series of six unmanaged indexes representing the six main categories of stocks within the U.S. stock market. The six indexes, and the approximate number of companies in each index as of December 31, 2003, are:

•	Large Growth Index (108 companies)

•	Large Value Index (103 companies)

•	Mid Growth Index (212 companies)

•	Mid Value Index (213 companies)

•	Small Growth Index (348 companies)

•	Small Value Index (379 companies)

The large, mid and small indexes include only companies with these respective sizes. Dow Jones defines large-cap as those companies that make up 70% of what it considers to be the total float-adjusted market capitalization; mid-cap is the next 20%; and small-cap is the next 5%. (The companies in the smallest 5% are considered micro-cap and are eliminated due to their low liquidity.) The number of companies in the 100 Index is expected to vary between 1,200 and 1,500. Dow Jones reconstitutes these six indexes that comprise the 100 Index twice a year, in March and September.

[pie chart showing each Dow Jones U.S. Style Index as 1/6 of the whole]

•	U.S. Large Cap Value – 16.67%

•	U.S. Large Cap Growth – 16.67%

•	U.S. Mid Cap Growth – 16.67%

•	U.S. Mid Cap Value – 16.67%

•	U.S. Small Cap Value – 16.67%

•	U.S. Small Cap Growth – 16.67%

The growth and value indexes include only companies with these respective stock characteristics. The indexes use a methodology that is designed to exclude most companies that cannot be clearly classified as either growth or value, as well as companies that are very small and thinly traded.

Exchange-Traded Funds (“ETFs”) are investment companies whose primary objective is to achieve the same rate of return as a particular market index while trading throughout the day on an exchange. The purchase and sale of ETFs are secondary market transactions, which require the payment of commissions and may involve additional expenses at the investment company level, such as portfolio management fees and operating expenses.

Derivatives are investments whose values are derived from, or based upon, the performance of underlying assets or indices. Derivatives are considered to carry a higher degree of risk than other types of securities and may result in losses exceeding the amounts invested.

Market capitalization

The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole. Terms such as “small cap” and “large cap” refer to stocks with small and large total market values, respectively. “Float adjusted” market capitalization measures only those shares that are readily available for trading.

Growth stocks

Stocks that appear to have above-average potential for growth of revenue, earnings and stock price over time.

Value stocks

Stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

[text popout]

The Dow Jones 100 U.S. Portfolio Fund may interest long-term investors who can accept the risk of 100% exposure to the U.S. stock market in exchange for the potential of overall market returns.

MAIN RISKS

Management Risk

The fund’s performance could suffer if its strategies are improperly executed.

Stock Market Risk

The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Methodology Risk

The fund could lag the overall market or certain other types of funds during times when stocks that the Dow Jones Indexes may exclude, such as those with a combination of growth and value characteristics, lead the market.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 100 Index over the short or long term.

ETF Risk

Like stocks, ETFs are subject to market volatility. In addition, the value of an ETF will fluctuate depending on the value of the securities comprising the index the ETF is tracking.

Correlation Risk

Because the market value of the futures contracts, options or exchange-traded funds does not correspond to the market value of the underlying securities, the fund’s investment in these securities may actually increase tracking error rather than reduce it.

Capitalization Weighting Risk

Because the fund invests in large-, mid- and small-cap stocks, the fund could underperform other indexes that are concentrated in stocks within a single capitalization range.

Common Stock Risk

The value of an issuer’s common stock will fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, holders of common stock are entitled only to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority to a company’s assets over holders of common stock.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Derivatives Risk

Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

[text popout]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones 100 U.S. Portfolio Index appears on page 35.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. The fund has no sales charges or other shareholder fees. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Annual Fund Operating Expenses	Service Shares	Institutional Shares
Management Fee	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[1]	0.84%	0.84%

Total Annual Fund Operating Expenses Before Reductions	1.89%	1.39%
Less Fee Waivers/Expense Reimbursements[2]	0.59%	0.59%

Total Annual Fund Operating Expenses After Reductions	1.30%	0.80%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Mercantile Capital Advisors, Inc., the advisor and administrator, has contractually agreed to waive its fees and reimburse expenses until January 31, 2005 so that total expenses will not exceed 1.30% for Service Shares and 0.80% for Institutional Shares.

Example

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

	1 Year	3 Years
Service Shares	$132	$412
Institutional Shares	$82	$255

Fund Numbers             Service Shares: 1008 Institutional Shares: 1007

Mercantile Dow Jones Portfolio Funds

DOW JONES 80 U.S. PORTFOLIO FUND

The fund’s goal is long-term capital growth with minimal income.

MAIN STRATEGIES

The fund’s fundamental strategy is to seek to track the overall risk and return of the Dow Jones 80 U.S. Portfolio Index (80 Index), before operating expenses. The 80 Index is intended to have 80% of the risk of the overall equity market, as measured by the Dow Jones 100 U.S. Portfolio Index (100 Index), while seeking to obtain 80% of the 100 Index’s long-term total return. The 80 Index is based on the premise that the 100 Index represents a reasonable estimate of the risk and return of the diversified U.S. stock market and that over time, stocks will have more risk and return than bonds or cash.

[sidebar]

The 80 Index is calculated as follows: every month, a computer program calculates the risk of the U.S. stock market, as measured by the 100 Index, over the preceding 36 months. The program determines the proportion of bonds and cash that, in combination with the 100 Index, would have resulted in 80% of the risk of the 100 Index over the same time period. In addition, in order to maintain diversification, bonds and cash must have a proportion of at least 5% each. The 80 Index is constructed using:

•	the 100 Index as the stock component

•	three U.S. bond indexes (the Lehman Corporate Bonds, Government Bonds, and Mortgage Bonds Indexes) as the bond component, each equally weighted and rebalanced monthly

•	one cash index (the Lehman U.S. T-Bills Index) as the cash component

[pie chart reflecting allocation of the above components in the 80 Index]

•	100 Index – 78%

•	three U.S. bond indexes – 17%

•	cash index – 5%

[footnote] The chart portrayed above is intended to illustrate asset allocations of the 80 Index based on risk using the average allocations for the period 1/1/83 through 12/31/03. The allocations actually varied from month to month during the period shown and are subject to further change.

The fund intends to execute its strategy by investing more than 80% of its net assets, plus the amount of any borrowings for investment purposes, in a combination of three other mutual funds that reflect the underlying securities tracked by the 80 Index, allocating assets among these funds to correspond with the asset allocation of the 80 Index. These underlying Mercantile mutual funds, an equity, fixed income and money market fund, are:

•	Dow Jones 100 U.S. Portfolio Fund

•	Total Return Bond Fund

•	Prime Money Market Fund

The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 80 Index. The composition of the 80 Index and the fund may, however, occasionally diverge.

Although major changes tend to be rare, the fund’s fundamental strategy can only be changed by a vote of the majority of the fund’s outstanding shares.

Major policies

•	The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

[text popout]

The Dow Jones 80 U.S. Portfolio Fund may interest investors who seek a significant portion of the U.S. stock market’s long-term total return but wish to reduce some of the risks.

MAIN RISKS

An investment in the fund is subject to the principal risks summarized below, which include the risks associated with the underlying funds.

Management Risk

The fund’s performance could suffer if its strategies are improperly executed.

Stock Market Risk

The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Methodology Risk

The fund could lag the overall market or certain other types of funds during times when stocks that the Dow Jones Indexes may exclude, such as those with a combination of growth and value characteristics, lead the market.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 80 Index over the short or long term.

Capitalization Weighting Risk

Because the fund invests in large-, mid- and small-cap stocks, the fund could underperform other indexes that are concentrated in stocks within a single capitalization range.

Common Stock Risk

The value of an issuer’s common stock will fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, holders of common stock are entitled only to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority to a company’s assets over holders of common stock.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund’s bond allocation.

Prepayment Risk

The fund’s debt securities could be prepaid before maturity, requiring the fund to invest those assets at lower interest rates.

Credit Risk

The fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default.

Foreign Investment Risk

The fund’s foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Repurchase Agreement Risk

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in a fund to decline.

Derivatives Risk

Derivatives, including futures, options and interest rate swaps could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

[text popout]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones 80 U.S. Portfolio Index appears on page 35.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. The fund has no sales charges or other shareholder fees. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Annual Fund Operating Expenses	Service Shares	Institutional Shares
Management Fee	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[1]	0.73%	0.73%

Total Annual Fund Operating Expenses Before Reductions	1.43%	0.93%
Less Fee Waivers/Expense Reimbursements[2]	0.13%	0.13%

Total Annual Fund Operating Expenses After Reductions	1.30%	0.80%
Total Indirect Expenses of Underlying Funds[3]	0.75%	0.75%

Combined Total Expense Ratio[4]	2.05%	1.55%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Mercantile Capital Advisors, Inc., the advisor and administrator, has contractually agreed to waive its fees and reimburse expenses until January 31, 2005 so that total expenses will not exceed 1.30% for Service Shares and 0.80% for Institutional Shares.
[3]	The fund, as a shareholder in the underlying funds, will indirectly bear its pro rata share of the fees and expenses incurred by each of the underlying funds, and the fund’s investment return will be net of underlying fund expenses. The total indirect expenses of the underlying funds are calculated using current asset allocation expectations of each underlying fund and the total operating expense ratios of the underlying funds as of May 31, 2003.
[4]	The combined total expense ratio for the fund may be higher or lower depending on the actual allocation of the fund’s assets among the underlying funds.

Example

Based on the costs above, including expenses of the underlying funds, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same and assumes a constant allocation by the fund of its assets among the underlying funds. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

	1 Year	3 Years
Service Shares	$208	$643
Institutional Shares	$158	$490

Fund Numbers             Service Shares: 1006 Institutional Shares: 1005

Mercantile Dow Jones Portfolio Funds

DOW JONES 60 U.S. PORTFOLIO FUND

The fund’s goal is capital growth with moderate income.

MAIN STRATEGIES

The fund’s fundamental strategy is to seek to track the overall risk and return of the Dow Jones 60 U.S. Portfolio Index (60 Index), before operating expenses. The 60 Index is intended to have 60% of the risk of the overall equity market, as measured by the Dow Jones 100 U.S. Portfolio Index (100 Index), while seeking to obtain 60% of the 100 Index’s long-term total return. The 60 Index is based on the premise that the 100 Index represents a reasonable estimate of the risk and return of the diversified U.S. stock market and that over time, stocks will have more risk and return than bonds or cash.

[sidebar]

The 60 Index is calculated as follows: every month, a computer program calculates the risk of the U.S. stock market, as measured by the 100 Index, over the preceding 36 months. The program determines the proportion of bonds and cash that, in combination with the 100 Index, would have resulted in 60% of the risk of the 100 Index over the same time period. In addition, in order to maintain diversification, bonds and cash must have a proportion of at least 5% each. The 60 Index is constructed using:

•	the 100 Index as the stock component

•	three U.S. bond indexes (the Lehman Corporate Bonds, Government Bonds, and Mortgage Bonds Indexes) as the bond component, each equally weighted and rebalanced monthly

•	one cash index (the Lehman U.S. T-Bills Index) as the cash component

[pie chart reflecting allocation of the above components in the 60 Index]

•	100 Index – 55%

•	three U.S. bond indexes – 37%

•	cash index – 8%

[footnote] The chart portrayed above is intended to illustrate asset allocations of the 60 Index based on risk using the average allocations for the period 1/1/83 through 12/31/03. The allocations actually varied from month to month during the period shown and are subject to further change.

The fund intends to execute its strategy by investing more than 80% of its net assets, plus the amount of any borrowings for investment purposes, in a combination of three other mutual funds that reflect the underlying securities tracked by the 60 Index, allocating assets among these funds to correspond with the asset allocation of the 60 Index. These underlying Mercantile mutual funds, an equity, fixed income and money market fund, are:

•	Dow Jones 100 U.S. Portfolio Fund

•	Total Return Bond Fund

•	Prime Money Market Fund

The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 60 Index. The composition of the 60 Index and the fund may, however, occasionally diverge.

Although major changes tend to be rare, the fund’s fundamental strategy can only be changed by a vote of the majority of the fund’s outstanding shares.

Major policies

•	The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

[text popout]

The Dow Jones 60 U.S. Portfolio Fund may interest investors who seek long-term total return from a balanced portfolio of stock, bond, and money market investments.

MAIN RISKS

An investment in the fund is subject to the principal risks summarized below, which include the risks associated with the underlying funds.

Management Risk

The fund’s performance could suffer if its strategies are improperly executed.

Stock Market Risk

The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Methodology Risk

The fund could lag the overall market or certain other types of funds during times when stocks that the Dow Jones Indexes may exclude, such as those with a combination of growth and value characteristics, lead the market.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 60 Index over the short or long term.

Capitalization Weighting Risk

Because the fund invests in large-, mid- and small-cap stocks, the fund could underperform other indexes that are concentrated in stocks within a single capitalization range.

Common Stock Risk

The value of an issuer’s common stock will fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, holders of common stock are entitled only to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority to a company’s assets over holders of common stock.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund’s bond allocation.

Prepayment Risk

The fund’s debt securities could be prepaid before maturity, requiring the fund to invest those assets at lower interest rates.

Credit Risk

The fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default.

Foreign Investment Risk

The fund’s foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Repurchase Agreement Risk

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in a fund to decline.

Derivatives Risk

Derivatives, including futures, options and interest rate swaps could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

[text popout]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones 60 U.S. Portfolio Index appears on page 35.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. The fund has no sales charges or other shareholder fees. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Annual Fund Operating Expenses	Service Shares	Institutional Shares
Management Fee	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[1]	0.73%	0.73%

Total Annual Fund Operating Expenses Before Reductions	1.43%	0.93%
Less Fee Waivers/Expense Reimbursements[2]	0.13%	0.13%

Total Annual Fund Operating Expenses After Reductions	1.30%	0.80%
Total Indirect Expenses of Underlying Funds[3]	0.71%	0.71%

Combined Total Expense Ratio[4]	2.01%	1.51%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Mercantile Capital Advisors, Inc., the advisor and administrator, has contractually agreed to waive its fees and reimburse expenses until January 31, 2005 so that total expenses will not exceed 1.30% for Service Shares and 0.80% for Institutional Shares.
[3]	The fund, as a shareholder in the underlying funds, will indirectly bear its pro rata share of the fees and expenses incurred by each of the underlying funds, and the fund’s investment return will be net of underlying fund expenses. The total indirect expenses of the underlying funds are calculated using current asset allocation expectations of each underlying fund and the total operating expense ratios of the underlying funds as of May 31, 2003.
[4]	The combined total expense ratio for the fund may be higher or lower depending on the actual allocation of the fund’s assets among the underlying funds.

Example

Based on the costs above, including expenses of the underlying funds, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same and assumes a constant allocation by the fund of its assets among the underlying funds. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

	1 Year	3 Years
Service Shares	$204	$630
Institutional Shares	$154	$477

Fund Numbers             Service Shares: 1004 Institutional Shares: 1003

Mercantile Dow Jones Portfolio Funds

DOW JONES 40 U.S. PORTFOLIO FUND

The fund’s goal is moderate income with moderate capital growth.

MAIN STRATEGIES

The fund’s fundamental strategy is to seek to track the overall risk and return of the Dow Jones 40 U.S. Portfolio Index (40 Index), before operating expenses. The 40 Index is intended to have 40% of the risk of the overall equity market, as measured by the Dow Jones 100 U.S. Portfolio Index (100 Index), while seeking to obtain 40% of the 100 Index’s long-term total return. The 40 Index is based on the premise that the 100 Index represents a reasonable estimate of the risk and return of the diversified U.S. stock market and that over time, stocks will have more risk and return than bonds or cash.

[sidebar]

The 40 Index is calculated as follows: every month, a computer program calculates the risk of the U.S. stock market, as measured by the 100 Index, over the preceding 36 months. The program determines the proportion of bonds and cash that, in combination with the 100 Index, would have resulted in 40% of the risk of the 100 Index over the same time period. In addition, in order to maintain diversification, bonds and cash must have a proportion of at least 5% each. The 40 Index is constructed using:

•	the 100 Index as the stock component

•	three U.S. bond indexes (the Lehman Corporate Bonds, Government Bonds, and Mortgage Bonds Indexes) as the bond component, each equally weighted and rebalanced monthly

•	one cash index (the Lehman U.S. T-Bills Index) as the cash component

[pie chart reflecting allocation of the above components in the 40 Index]

•	100 Index – 34%

•	three U.S. bond indexes – 48%

•	cash index – 18%

[footnote] The chart portrayed above is intended to illustrate asset allocations of the 40 Index based on risk using the average allocations for the period 1/1/83 through 12/31/03. The allocations actually varied from month to month during the period shown and are subject to further change.

The fund intends to execute its strategy by investing more than 80% of its net assets, plus the amount of any borrowings for investment purposes, in a combination of three other mutual funds that reflect the underlying securities tracked by the 40 Index, allocating assets among these funds to correspond with the asset allocation of the 40 Index. These underlying Mercantile mutual funds, an equity, fixed income and money market fund, are:

•	Dow Jones 100 U.S. Portfolio Fund

•	Total Return Bond Fund

•	Prime Money Market Fund

The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 40 Index. The composition of the 40 Index and the fund may, however, occasionally diverge.

Although major changes tend to be rare, the fund’s fundamental strategy can only be changed by a vote of the majority of the fund’s outstanding shares.

Major policies

•	The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

[text popout]

The Dow Jones 40 U.S. Portfolio Fund may interest moderate to conservative investors who are investing for growth over a mid- to long-term time horizon.

MAIN RISKS

An investment in the fund is subject to the principal risks summarized below, which include the risks associated with the underlying funds.

Management Risk

The fund’s performance could suffer if its strategies are improperly executed.

Stock Market Risk

The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Methodology Risk

The fund could lag the overall market or certain other types of funds during times when stocks that the Dow Jones Indexes may exclude, such as those with a combination of growth and value characteristics, lead the market.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 40 Index over the short or long term.

Capitalization Weighting Risk

Because the fund invests in large-, mid- and small-cap stocks, the fund could underperform other indexes that are concentrated in stocks within a single capitalization range.

Common Stock Risk

The value of an issuer’s common stock will fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, holders of common stock are entitled only to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority to a company’s assets over holders of common stock.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund’s bond allocation.

Prepayment Risk

The fund’s debt securities could be prepaid before maturity, requiring the fund to invest those assets at lower interest rates.

Credit Risk

The fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default.

Foreign Investment Risk

The fund’s foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Repurchase Agreement Risk

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in a fund to decline.

Derivatives Risk

Derivatives, including futures, options and interest rate swaps could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

[text popout]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones 40 U.S. Portfolio Index appears on page 35.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. The fund has no sales charges or other shareholder fees. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Annual Fund Operating Expenses	Service Shares	Institutional Shares
Management Fee	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[1]	0.73%	0.73%

Total Annual Fund Operating Expenses Before Reductions	1.43%	0.93%
Less Fee Waivers/Expense Reimbursements[2]	0.13%	0.13%

Total Annual Fund Operating Expenses After Reductions	1.30%	0.80%
Total Indirect Expenses of Underlying Funds[3]	0.67%	0.67%

Combined Total Expense Ratio[4]	1.97%	1.47%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Mercantile Capital Advisors, Inc., the advisor and administrator, has contractually agreed to waive its fees and reimburse expenses until January 31, 2005 so that total expenses will not exceed 1.30% for Service Shares and 0.80% for Institutional Shares.
[3]	The fund, as a shareholder in the underlying funds, will indirectly bear its pro rata share of the fees and expenses incurred by each of the underlying funds, and the fund’s investment return will be net of underlying fund expenses. The total indirect expenses of the underlying funds are calculated using current asset allocation expectations of each underlying fund and the total operating expense ratios of the underlying funds as of May 31, 2003.
[4]	The combined total expense ratio for the fund may be higher or lower depending on the actual allocation of the fund’s assets among the underlying funds.

Example

Based on the costs above, including expenses of the underlying funds, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same and assumes a constant allocation by the fund of its assets among the underlying funds. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

	1 Year	3 Years
Service Shares	$200	$618
Institutional Shares	$150	$465

Fund Numbers             Service Shares: 1002 Institutional Shares: 1001

Mercantile Dow Jones Portfolio Funds

DOW JONES 20 U.S. PORTFOLIO FUND

The fund’s goal is income with some capital growth.

MAIN STRATEGIES

The fund’s fundamental strategy is to seek to track the overall risk and return of the Dow Jones 20 U.S. Portfolio Index (20 Index), before operating expenses. The 20 Index is intended to have 20% of the risk of the overall equity market, as measured by the Dow Jones 100 U.S. Portfolio Index (100 Index), while seeking to obtain 20% of the 100 Index’s long-term total return. The 20 Index is based on the premise that the 100 Index represents a reasonable estimate of the risk and return of the diversified U.S. stock market and that over time, stocks will have more risk and return than bonds or cash.

[sidebar]

The 20 Index is calculated as follows: every month, a computer program calculates the risk of the U.S. stock market, as measured by the 100 Index, over the preceding 36 months. The program determines the proportion of bonds and cash that, in combination with the 100 Index, would have resulted in 20% of the risk of the 100 Index over the same time period. In addition, in order to maintain diversification, bonds and cash must have a proportion of at least 5% each. The 20 Index is constructed using:

•	the 100 Index as the stock component

•	three U.S. bond indexes (the Lehman Corporate Bonds, Government Bonds, and Mortgage Bonds Indexes) as the bond component, each equally weighted and rebalanced monthly

•	one cash index (the Lehman U.S. T-Bills Index) as the cash component

[pie chart reflecting allocation of the above components in the 20 Index]

•	100 Index – 13%

•	three U.S. bond indexes – 49%

•	cash index – 38%

[footnote] The chart portrayed above is intended to illustrate asset allocations of the 20 Index based on risk using the average allocations for the period 1/1/83 through 12/31/03. The allocations actually varied from month to month during the period shown and are subject to further change.

The fund intends to execute its strategy by investing more than 80% of its net assets, plus the amount of any borrowings for investment purposes, in a combination of three other mutual funds that reflect the underlying securities tracked by the 20 Index, allocating assets among these funds to correspond with the asset allocation of the 20 Index. These underlying Mercantile mutual funds, an equity, fixed income and money market fund, are:

•	Dow Jones 100 U.S. Portfolio Fund

•	Total Return Bond Fund

•	Prime Money Market Fund

The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 20 Index. The composition of the 20 Index and the fund may, however, occasionally diverge.

Although major changes tend to be rare, the fund’s fundamental strategy can only be changed by a vote of the majority of the fund’s outstanding shares.

Major policies

•	The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

[text popout]

The Dow Jones 20 U.S. Portfolio Fund may interest investors who seek to limit exposure to stock market risks and have short to medium time horizons.

MAIN RISKS

An investment in the fund is subject to the principal risks summarized below, which include the risks associated with the underlying funds.

Management Risk

The fund’s performance could suffer if its strategies are improperly executed.

Methodology Risk

The fund could lag the overall market or certain other types of funds during times when stocks that the Dow Jones Indexes may exclude, such as those with a combination of growth and value characteristics, lead the market.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 20 Index over the short or long term.

Interest Rate Risk

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund’s bond allocation.

Prepayment Risk

The fund’s debt securities could be prepaid before maturity, requiring the fund to invest those assets at lower interest rates.

Credit Risk

The fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default.

Foreign Investment Risk

The fund’s foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Repurchase Agreement Risk

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in a fund to decline.

Stock Market Risk

The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Capitalization Weighting Risk

Because the fund invests in large-, mid- and small-cap stocks, the fund could underperform other indexes that are concentrated in stocks within a single capitalization range.

Common Stock Risk

The value of an issuer’s common stock will fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, holders of common stock are entitled only to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority to a company’s assets over holders of common stock.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Derivatives Risk

Derivatives, including futures, options and interest rate swaps could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

[text popout]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones 20 U.S. Portfolio Index appears on page 35.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. The fund has no sales charges or other shareholder fees. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Annual Fund Operating Expenses	Service Shares	Institutional Shares
Management Fee	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[1]	0.73%	0.73%

Total Annual Fund Operating Expenses Before Reductions	1.43%	0.93%
Less Fee Waivers/Expense Reimbursements[2]	0.13%	0.13%

Total Annual Fund Operating Expenses After Reductions	1.30%	0.80%
Total Indirect Expenses of Underlying Funds[3]	0.63%	0.63%

Combined Total Expense Ratio[4]	1.93%	1.43%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Mercantile Capital Advisors, Inc., the advisor and administrator, has contractually agreed to waive its fees and reimburse expenses until January 31, 2005 so that total expenses will not exceed 1.30% for Service Shares and 0.80% for Institutional Shares.
[3]	The fund, as a shareholder in the underlying funds, will indirectly bear its pro rata share of the fees and expenses incurred by each of the underlying funds, and the fund’s investment return will be net of underlying fund expenses. The total indirect expenses of the underlying funds are calculated using current asset allocation expectations of each underlying fund and the total operating expense ratios of the underlying funds as of May 31, 2003.
[4]	The combined total expense ratio for the fund may be higher or lower depending on the actual allocation of the fund’s assets among the underlying funds.

Example

Based on the costs above, including expenses of the underlying funds, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same and assumes a constant allocation by the fund of its assets among the underlying funds. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

	1 Year	3 Years
Service Shares	$196	$606
Institutional Shares	$146	$452

THE UNDERLYING MERCANTILE FUNDS

Dow Jones 100 U.S. Portfolio Fund

MAIN STRATEGIES

The fund’s fundamental strategy is to seek to track the overall risk and return of the Dow Jones 100 U.S. Portfolio Index (100 Index), before operating expenses. The 100 Index is intended to represent 100% of the risk and return potential of the overall U.S. stock market.

The 100 Index is an “index of indexes”: it is a combination of the six Dow Jones U.S. Style Indexes (see sidebar). Each style index measures a specific segment of the U.S. stock market, and each is assigned an equal weighting within the 100 Index. This construction gives the 100 Index equal exposure to six main categories of U.S. stocks. Altogether, the 100 Index currently contains over 1,300 stocks, which represent about 85% of the overall U.S. stock market as measured in float-adjusted market capitalization.

Under normal circumstances, the fund intends to invest more than 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of the 100 Index and in exchange-traded funds, stock index futures and options which reflect the 100 Index. Index futures and options are types of derivative instruments. The portfolio management team may use quantitative analysis techniques to structure the fund to obtain a high correlation to the 100 Index. The fund may invest in exchange-traded funds in order to gain immediate exposure to desired stock market sectors. Futures contracts and options can also be used as a substitute for the securities to which they relate. For example, if the fund wishes to participate in the 100 Index prior to purchasing the component securities or is unable to acquire a sufficient amount of a particular security that is represented in the index, the fund may enter into a futures contract or a related option in order to remain invested and minimize the fund’s tracking error. The fund is not required to purchase futures contracts and options for this or any other purchase, and there is no assurance that it will do so. The fund may also hold money market instruments for cash management purposes. The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions.

The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 100 Index. The composition of the 100 Index and the fund may, however, occasionally diverge.

Although major changes tend to be rare, the fund’s fundamental strategy can only be changed by a vote of the majority of the fund’s outstanding shares.

Main types of securities the fund may hold

•	Common stocks of companies traded on major U.S. stock exchanges

•	Exchange-traded funds, stock index futures and options that provide exposure to one or more Dow Jones U.S. Style Indexes

MAIN RISKS

Management Risk

The fund’s performance could suffer if its strategies are improperly executed.

Stock Market Risk

The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Methodology Risk

The fund could lag the overall market or certain other types of funds during times when stocks that the Dow Jones Indexes may exclude, such as those with a combination of growth and value characteristics, lead the market.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 100 Index over the short or long term.

ETF Risk

Like stocks, ETFs are subject to market volatility. In addition, the value of an ETF will fluctuate depending on the value of the securities comprising the index the ETF is tracking.

Correlation Risk

Because the market value of the futures contracts, options or exchange-traded funds does not correspond to the market value of the underlying securities, the fund’s investment in these securities may actually increase tracking error rather than reduce it.

Capitalization Weighting Risk

Because the fund invests in large-, mid- and small-cap stocks, the fund could underperform other indexes that are concentrated in stocks within a single capitalization range.

Common Stock Risk

The value of an issuer’s common stock will fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, holders of common stock are entitled only to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority to a company’s assets over holders of common stock.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Derivatives Risk

Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Total Return Bond Fund

MAIN STRATEGIES

The fund seeks as high a level of current income as is consistent with relative protection of capital. Subject to this objective, the Adviser considers the total rate of return on portfolio securities in managing the fund.

[Sidebar:] Total return is a way of measuring fund performance. It is based on a calculation that takes into account income and dividends, capital gain distributions and the increase or decrease in share price.

The fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of bonds and other debt obligations, including corporate obligations, U.S. Government obligations and mortgage-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. Mortgage-backed securities may include Ginnie Maes, Fannie Maes and Freddie Macs. The fund may also invest in asset-backed securities and in repurchase agreements backed by U.S. Government obligations. Although the fund invests primarily in the debt obligations of U.S. issuers, it may invest up to 25% of its total assets in the debt obligations of foreign corporations and governments.

U.S. Treasury and some agency obligations, such as Ginnie Maes, are backed by the full faith and credit of the U.S. government. Securities such as Fannie Maes and Freddie Macs that are issued by other agencies and government sponsored corporations are not supported by the full faith and credit of the U.S. government, and there is no guarantee that the U.S. government will provide support if they are unable to meet their obligations.

Asset-backed securities are backed by installment sale contracts, credit card receivables or other assets. These securities generally may be prepaid at anytime and are subject to greater risk of default during periods of economic downturn than conventional debt instruments.

The fund generally will only purchase investment grade debt obligations. These are obligations which have one of the four highest ratings assigned by a nationally recognized statistical rating organization, such as Standard & Poor’s or Moody’s Investors Service, or will be unrated securities determined by the Advisor to be of comparable quality. When deemed appropriate by the Adviser, however, the fund may invest up to 15% of its net assets in non-investment grade debt securities, also known as “junk bonds”.

In selecting portfolio securities for the fund, the Adviser monitors and evaluates economic trends, including anticipated changes in interest rates. The Adviser also evaluates the effect of a particular security on the total rate of return of all of the securities in the fund’s portfolio.

The fund’s average weighted maturity will vary from time to time depending on, among other things, current market and economic conditions and the comparative yields on instruments with different maturities. The Adviser expects that under normal market conditions the fund will have an average weighted maturity of between 4 and 15 years.

[Sidebar:] Average weighted maturity gives you the average time until all debt securities in a fund come due or mature. It is calculated by averaging the time to maturity of all debt securities held by a fund with each maturity “weighted” according to the percentage of assets it represents.

The fund may enter into interest rate swaps, which are considered to be derivative instruments, for hedging purposes. Interest rate swaps are contracts that obligate the fund and another party to exchange their rights to pay or receive interest. No more than 20% of the fund’s total assets will be invested in interest rate swaps.

The fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the adviser believes that holding the security is no longer consistent with the fund’s investment objective.

The Adviser evaluates the rewards and risks presented by all securities purchased by the fund and how they may advance the fund’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate. Therefore, it is possible to lose money by investing in the fund.

MAIN RISKS

Interest Rate Risk.

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Prepayment Risk.

When the principal on mortgage- or asset-backed securities is prepaid in response to lower interest rates, the yield and market value of these securities will be reduced and the fund will be required to reinvest the proceeds at the lower interest rates available. In addition, when interest rates fall, prices of mortgage-backed securities may not rise to the same extent as those of other fixed income securities due to potential prepayment of higher-interest mortgages.

Credit Risk.

There is a possibility that issuers of securities in which the fund may invest may default in the payment of interest or principal on the securities when due, which would cause the fund to lose money.

The value of debt securities depends on the ability of issuers to make principal and interest payments. If an issuer can not meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities with ratings below the top four ratings, i.e., below investment grade, assigned by Standard & Poor’s or Moody’s Investors Service have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case for investment grade securities. Generally, non-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

Foreign Issuers.

Risks associated with investing in foreign issuers include, but are not limited to: the risk that a security’s value will be hurt by changes in foreign political or social conditions, including changes in policies restricting foreign investments; the possibility of heavy taxation, nationalization or expropriation of assets; and increased difficulty obtaining information on foreign securities or companies. In addition, foreign securities may be harder to sell and may be subject to wider price movements than comparable U.S. issuers. There is also less government regulation of foreign securities markets.

Interest Rate Swaps Risk.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. Like other derivative securities, these instruments can be highly volatile. If the Adviser is incorrect in its forecast of interest rates, the investment performance of the fund would be less favorable than it would have been if these instruments were not used. The fund may also suffer a loss if the other party to the interest rate swap defaults.

Prime Money Market Fund

MAIN STRATEGIES

The fund seeks as high a level of current income as is consistent with liquidity and stability of principal by investing in a portfolio of high quality money market instruments.

The fund invests substantially all of its assets in a broad range of U.S. dollar-denominated money market instruments, including commercial paper, asset-backed securities, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, obligations issued by U.S. and foreign banks, such as certificates of deposit and bankers’ acceptances, and repurchase agreements backed by U.S. Government obligations.

Because the fund is a “money market fund,” securities purchased by it must meet strict requirements as to investment quality, maturity and diversification. The fund will only buy a security if it has the highest rating (or one of the two highest ratings if the security is a corporate bond) from at least two nationally recognized statistical rating organizations, such as Standard & Poor’s or Moody’s Investors Service, or only one such rating if only one organization has rated the instrument. If the security is not rated, the Adviser must determine that it is of comparable quality to eligible rated securities. The fund generally does not invest in securities with maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by the fund must be 90 days or less. Prior to purchasing a security for the fund, the Adviser must determine that the security carries very little credit risk.

[Sidebar:]Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price (which typically includes a profit for the fund).

The Adviser evaluates the rewards and risks presented by all securities purchased by the fund and how they may advance the fund’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Although the fund strives to maintain a net asset value of $1.00 per share, there’s no guarantee the fund will be able to preserve the value of your investment at $1.00 per share and it is possible to lose money by investing in the fund.

MAIN RISKS

Interest Rate Risk.

The yield paid by the fund will vary with changes in short-term interest rates.

Credit Risk.

Although credit risk is generally low because the fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

Repurchase Agreement Risk.

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in the fund to decline.

For more complete information on Total Return Bond Fund or Prime Money Market Fund, please call 800-551-2145 and request a copy of the prospectus for these funds.

ADDITIONAL INFORMATION ABOUT THE RISKS OF THE MERCANTILE DOW JONES PORTFOLIO FUNDS AND THE UNDERLYING FUNDS

The following chart shows the risks relevant to the Mercantile Dow Jones Portfolio Funds described in this Prospectus, as well as the Underlying Funds.

Risks	Dow Jones 100 Fund	Dow Jones 80, 60, 40 and 20 Funds	Total Return Bond Fund	Prime Money Market Fund
Management	☒	☒	☒	☒
Stock Market	☒	☒
Methodology	☒	☒
Style	☒	☒
Index	☒	☒
Capitalization Weighting	☒	☒
Mid- and Small-Cap	☒	☒
Derivatives	☒	☒	☒
Interest Rate		☒	☒	☒
Prepayment		☒	☒
Credit		☒	☒	☒
Repurchase Agreement		☒	☒	☒
Foreign Investment		☒	☒

The following provides additional information about certain of the risk factors described in the individual Mercantile Dow Jones Portfolio Fund summaries.

Stock market risk

Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Mid- and small-cap risk

Midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price.

Index risk

A Mercantile Dow Jones Portfolio Fund may underperform its index due to the effects of fund expenses and transaction costs; differences between the stocks (and their weightings) in the index and in the fund’s portfolio; and the timing and magnitude of shareholder transactions in fund shares.

Capitalization weighting risk

Large-cap stocks represent the great majority of the U.S. stock market’s market capitalization, or total worth. Accordingly, a capitalization-weighted broad market index, such as the S&P 500, is strongly affected by the performance of large-cap stocks, and much less affected by the performance of mid- and small-cap stocks.

In comparison, by seeking to maintain equal exposure to the large-, mid-, and small-cap categories, the funds will be more strongly influenced by the performance of mid- and small-cap stocks and less strongly influenced by the performance of large-cap stocks. As a result, the funds’ risks and returns could be substantially different from those of a capitalization-weighted index, or an index fund that seeks to track the value of this type of index.

Foreign investment risk

Foreign securities, foreign currencies, securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure, can involve risks relating to political, economic, or regulatory conditions in foreign countries. In addition, foreign markets can perform differently from the U.S. market.

Interest rate risk

Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Debt security volatility could be greater following a period of very low interest rates, such as what currently exists, should interest rates begin to rise rapidly.

Prepayment risk

Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the fund’s bond allocation.

Credit risk

Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Risks of investing in ETFs

ETF shares are subject to the same risk of price fluctuation due to supply and demand as any other stock traded on an exchange, which means that a Fund could receive less from the sale of shares of an ETF it holds than it paid at the time it purchased those shares. Furthermore, there may be times wen the exchange halts trading, in which case a fund owing ETF shares would be unable to sell them until trading is resumed. Because ETFs invest in a portfolio of common stocks, the value of an ETF could decline if stock prices decline. An overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index.

Other risks associated with ETFs include the possibility that: (i) and ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, and ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio securities when the prices for those securities are falling. In addition, inadequate or irregularly provided information about and EFT or its investments, because ETFs are passively managed, could expose investors in ETFs to unknown risks.

Dow Jones disclaimer

“Dow Jones” and “Dow Jones U.S. Portfolio Indexes” are service marks of Dow Jones & Company Inc. and have been licensed for use for certain purposes by Mercantile Capital Advisors, Inc., the investment adviser to the funds. The Mercantile Dow Jones Portfolio Funds based on the Dow Jones U.S. Portfolio Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

THE INVESTMENT ADVISER

The investment adviser for these funds is Mercantile Capital Advisors, Inc. (MCA). MCA is a wholly owned subsidiary of Mercantile-Safe Deposit and Trust Company and an indirect wholly owned subsidiary of Mercantile Bankshares Corporation, a multi-bank holding company, and is based at Two Hopkins Plaza, Baltimore, MD, 21201. As of December 31, 2003, MCA managed over $3.3 billion in assets. The firm and its predecessors have been providing asset management and other financial services since 1864.

Under the supervision of the Board of Directors, MCA is responsible for managing each fund’s portfolio in accordance with each fund’s goal and policies. In exchange for providing these services, MCA receives a management fee from each fund. For the funds’ first fiscal year, the management fee for the Dow Jones 100 U.S. Portfolio Fund is 0.55% of average daily net assets, and the management fee for each of the Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund, and Dow Jones 20 U.S. Portfolio Fund is 0.20% of each fund’s average daily net assets. MCA has contractually agreed to waive its fees and reimburse expenses in order to maintain each fund’s total operating expenses at not more than the following percentages of average annual net assets of the share classes through January 31, 2005: 1.30% for Service Shares and 0.80% for Institutional Shares. MCA also receives a management fee from Total Return Bond Fund and Prime Money Market Fund.

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Portfolio Managers

The fund’s portfolio managers are responsible for the day-to-day management of the fund. They are assisted by a team that includes investment officers, traders and analysts.

Kevin A. McCreadie, CFA

•	Executive Vice President and Chief Investment Officer, Mercantile Capital Advisors, Inc. since 2002

•	Has co-managed the fund since inception

•	Previously a Senior Portfolio Manager at Brown Investment Advisory & Trust Company from 1999 to 2002 and Vice President and Portfolio Manager for J.P. Morgan from 1982 to 1999

•	Degrees: BA, Rutgers College; MBA, Wharton School of the University of Pennsylvania

Matthew W. Wyskiel

•	Has co-managed the fund since inception

•	Previously an Associate on a derivative sales team at Bankers Trust Company from 1994 to 1996 and an Accountant and Consultant at KPMG Peat Marwick from 1991 to 1994

•	Degrees: BA, Williams College; MBA, New York University’s Stern School of Business

DOW JONES U.S. PORTFOLIO INDEXES AND THEIR PERFORMANCE

The performance shown for these indexes is not the past performance of the Mercantile Dow Jones Portfolio Funds or any other investment. Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. Past index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The Dow Jones 100 U.S. Portfolio Index is designed to represent 100% of the risk and return potential of the diversified U.S. stock market. The Dow Jones 80 U.S. Portfolio Index, Dow Jones 60 U.S. Portfolio Index, Dow Jones 40 U.S. Portfolio Index, and Dow Jones 20 U.S. Portfolio Index are constructed using:

•	the 100 Index as the stock component

•	three U.S. bond indexes (the Lehman Corporate Bonds, Government Bonds, and Mortgage Bonds Indexes) as the bond component, each equally weighted and rebalanced monthly

•	one cash index (the Lehman U.S. T-Bills Index) as the cash component

The Dow Jones 80 U.S. Portfolio Index, Dow Jones 60 U.S. Portfolio Index, Dow Jones 40 U.S. Portfolio Index, and Dow Jones 20 U.S. Portfolio Index each uses a mathematical formula to blend varying amounts of the stock, bond, and cash components. None of these indexes is to be confused with the Dow Jones Industrial Average, an average of the stock prices of 30 “blue-chip” stocks that is widely used as an indicator of stock market performance.

The table below shows average annual returns for the five Dow Jones U.S. Portfolio Indexes described above over the periods indicated, as of December 31, 2003. These returns reflect reinvestment of dividends. For each index, the table also shows the best and worst returns for any twelve-month period during the past 20 years.

Performance: Dow Jones U.S. Portfolio Indexes

Performance as of 12/31/03.

	Annualized				Over the past 20 Years
	1 Year	5 Years	10 Years	20 Years	Best 12-month period	Worst 12-month period
Dow Jones 100 U.S. Portfolio Index	37.69%	4.21%	11.00%	12.63%	48.55 for the 12 month period ended 10/31/91	-25.70 for the 12 month period ended 9/30/01
Dow Jones 80 U.S. Portfolio Index	30.61%	4.87%	10.12%	11.96%	40.25 for the 12 month period ended 10/31/91	-19.02 for the 12 month period ended 9/30/01
Dow Jones 60 U.S. Portfolio Index	24.06%	5.55%	9.10%	10.95%	32.30 for the 12 month period ended 10/31/91	-12.16 for the 12 month period ended 3/31/03
Dow Jones 40 U.S. Portfolio Index	17.66%	6.06%	8.08%	9.77%	23.71 for the 12 month period ended 10/31/91	-5.32 for the 12 month period ended 7/31/02
Dow Jones 20 U.S. Portfolio Index	10.92%	6.36%	7.05%	8.37%	16.03 for the 12 month period ended 7/31/89	0.36 for the 12 month period ended 1/31/00

Inception date for the indexes is January 1, 1983

HOW TO INVEST

In this section, you will find information on how to invest in the funds, including how to buy, sell and exchange fund shares. It is also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as a Mercantile Dow Jones Portfolio Funds shareholder.

You can find out more about the topics covered here by contacting the Mercantile Dow Jones Funds, speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

THE SHARE CLASSES

The Mercantile Dow Jones Portfolio Funds offer two share classes, Service Shares and Institutional Shares. The table below describes the main features of each share class.

Service Shares

Designed for individual investors.

•	No sales charges when you buy or sell shares

•	Low minimum investment of $1,000

•	Higher annual expenses than Institutional Shares

Institutional Shares

Designed for institutional investors or for individuals making substantial investments.

•	No sales charges when you buy or sell shares

•	Higher minimum investment of $5,000,000

•	Lower annual expenses than Service Shares

Distribution and Service (12b-1) Fees

Each of the Mercantile Dow Jones Portfolio Funds has adopted a plan that allows its Service Shares to pay a distribution and service fee, as defined by the National Association of Securities Dealers (NASD), from its Service Share assets for selling and distributing Service Shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Service Share assets, consisting of up to 0.25% for distribution services and expenses and up to 0.25% for services, as defined by NASD. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment.

Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund’s advisor may provide compensation to financial representatives for distribution, administrative and promotional services.

Trading Fund Shares Online

Taking advantage of our online services can be the easiest way to manage an investment in the Mercantile Dow Jones Portfolio Funds.

Using our secure web site, www.mercdowjonesfunds.com, it is possible to do any of the following, 24 hours a day, seven days a week:

•	submit a new account application and process your initial purchase by arranging for an ACH transfer from your bank account

•	get up-to-date account balances and performance information

•	request or download various forms and documents

•	add or change various account features

•	buy, sell, or exchange fund shares (with purchase money coming from your bank account)

To open an online account, direct your Internet browser to www.mercdowjonesfunds.com. Follow the online instructions for opening an account. After submitting your account application, please allow 24 hours for your account to be activated. Once we have received your investment in good order, your initial or subsequent purchase will be posted to your account. You will be responsible for any additional processing fees and/or loss or expense to the funds if a transfer cannot be made because of a low bank balance. Note that the amounts of initial and additional investments made through our web site are subject to certain limits, as described on the web site.

While online orders to buy or sell fund shares generally reach us promptly, remember that any orders you submit when the funds are not open will be held until the next business day, when they will be processed at the next share price to be calculated.

During times when the web site cannot be accessed, either because of routine maintenance or events beyond our control, please call us during business hours at 1-877-637-2357 to conduct your transactions.

HOW TO BUY FUND SHARES

Use the instructions on these pages if you are investing directly with Mercantile Dow Jones Portfolio Funds. If you are investing through a financial advisor, your advisor will be able to give you instructions.

First investment	Additional investments
Service Shares investors can open an account for as little as $1,000. For Institutional Shares, the minimum initial investment is $5,000,000. We reserve the right to waive these minimums in certain instances. Be sure to read the fund’s prospectus before you invest.	Service Shares investors can add as little as $25 at a time to an account. For Institutional Shares, the minimum additional investment is $10,000. We reserve the right to waive these minimums in certain instances.

Online

• Read the “Trading fund shares online” section on the previous page	• Read the “Trading fund shares online” section on the previous page

• Follow the instructions for opening an account at www.mercdowjonesfunds.com Be sure to read the fund’s prospectus before you invest.

•      Follow the instructions for adding to an account at www.mercdowjonesfunds.com

•      Prior to placing a purchase online via ACH transfer, you must first have your bank account instructions established on your account. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form* available at www.mercdowjonesfunds.com or call us at 1-877-637-2357 to have one mailed to your address of record

By mail or express delivery

•      Complete and sign an application (if you need an application, you may download it from the web site or call 1-877-637-2357)

•      Send the application to us at the appropriate address below, along with an investment check made out to “Mercantile Dow Jones Portfolio Funds”

•      Make out an investment check to “Mercantile Dow Jones Portfolio Funds”

•      Return a deposit stub or write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

•      Sign the letter, enclose the check, and mail it to the appropriate address

By wire

• Call 1-877-637-2357 for instructions before wiring any money

Request your bank to wire Federal funds to:

State Street Bank & Trust Co.

225 Franklin Street

Boston, MA 02101

DDA # 9905-635-0

ABA # 011000028

•      Specify the fund name and share class, your name, and your account number

•      Be aware that your bank may charge a fee to wire money

By phone

•      To use this service, call 1-877-637-2357 to verify that the service is in place, then using the voice prompts you may place your purchase order

•      Prior to placing a purchase order by phone via ACH transfer, you must first have your bank account instructions established on your account. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form* available at www.mercdowjonesfunds.com or call us at 1-877-637-2357 to have one mailed to your address of record

Automatic investment plan

•      To make changes to your automatic investment plan you may do so online at www.mercdowjonesfunds.com. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form* available at www.mercdowjonesfunds.com or call us at 1-877-637-2357 to have one mailed to your address of record

*	Note: A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

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When buying fund shares, make sure your request is in good order. “Good order” means your purchase request includes:

•	The name of the fund

•	The dollar amount of shares to be purchased

•	Purchase application

•	Check payable to Mercantile Dow Jones Portfolio Funds, or if paying by wire or online, when funds are received

Web site

www.mercdowjonesfunds.com

Regular mail

Mercantile Dow Jones Portfolio Funds

PO Box 8549

Boston, MA 02266-8549

Express, registered, or certified

Mercantile Dow Jones Portfolio Funds

C/O Boston Financial Data Services

66 Brooks Drive

Braintree, MA 02184

HOW TO SELL OR EXCHANGE FUND SHARES

Exchanging into another fund	Selling shares
Because each of the funds is designed to meet your overall objective, an exchange from a fund is only available as a complete and full exchange to another Mercantile Dow Jones Portfolio Fund. Be sure to obtain and read a current prospectus for the fund you are exchanging into. For additional information please contact us at 1-877-637-2357	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see page 45).

Online

• Read the “Trading fund shares online” section on the previous page • Follow the instructions for exchanges at www.mercdowjonesfunds.com

•      Read the “Trading fund shares online” section on the previous page

•      Follow the instructions for selling shares at www.mercdowjonesfunds.com

•      Prior to placing a sell order online via ACH transfer, you must first have your bank account instructions established on your account. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form* available at www.mercdowjonesfunds.com or call us at 1-877-637-2357 to have one mailed to your address of record

By mail or express delivery

•      Write a letter that includes your account number, the fund and share class you are exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund you are exchanging into

•      Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

•      Mail the letter to the appropriate address

•      Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

•      Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

•      Mail or fax the letter to the appropriate address

By phone, wire, or ACH

• Call 1-877-637-2357 to request an exchange	• To use this service, call 1-877-637-2357 to verify that the service is in place, then using the voice prompts you may place your sell order • Prior to placing a sell order by phone via wire or ACH transfer, you must first have your bank account instructions established on your account. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form* available at www.mercdowjonesfunds.com or call us at 1-877-637-2357 to have one mailed to your address of record

•      Telephone redemption to your address of record is available unless you declined it on your application

•      minimum sell order for wire is $1,000, for ACH transfer $100

Systematic withdrawal plan

•      To make changes to your systematic withdrawal plan you may do so online at www.mercdowjonesfunds.com. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form* available at www.mercdowjonesfunds.com or call us at 1-877-637-2357 to have one mailed to your address of record

*	Note: A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

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When selling fund shares, make sure your request is in good order. “Good order” means your redemption request includes:

•	Your account number

•	The name of the fund

•	The number of shares or the dollar amount of shares to be redeemed

•	Signatures of all registered shareholders exactly as the shares are registered, or when selling online, your account must be pre-coded with the redemption settlement instructions

•	Any required signature guarantees

•	Any supporting legal documentation that is required for certain types of accounts

Web site

www.mercdowjonesfunds.com

Regular mail

Mercantile Dow Jones Portfolio Funds

PO Box 8549

Boston, MA 02266-8549

Express, registered, or certified

Mercantile Dow Jones Portfolio Funds

C/O Boston Financial Data Services

66 Brooks Drive

Braintree, MA 02184

SHAREHOLDER SERVICES AND POLICIES

As a Mercantile Dow Jones Portfolio Funds shareholder, you have access to a variety of services and privileges that you can tailor to your particular investment needs. Many of these are described below.

There are also a number of policies affecting the ways you do business with us that you may find helpful to know about. The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your Mercantile Dow Jones Portfolio Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

If you are investing through a financial advisor, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial advisor may charge fees in addition to those charged by the funds.

Shareholder Services

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, go to www.mercdowjonesfunds.com and download our Additional Services Request Form or call 1-877-637-2357 and one will be mailed to your address of record.

Tax-advantaged investment plans

A full range of retirement and other tax-advantaged investment plans is available directly from Mercantile Dow Jones Portfolio Funds or from your financial advisor, including IRA, SEP, 401(k), and pension plans. All funds and both share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations, go to the web site or call 1-877-637-2357 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

Exchange privilege

As a Mercantile Dow Jones Portfolio Funds investor, you can exchange all of your shares of one Mercantile Dow Jones Portfolio Fund for the same class of shares in any other Mercantile Dow Jones Portfolio Fund. Please note that you cannot exchange between the Mercantile Dow Jones Portfolio Funds and any other Mercantile funds offered in a different prospectus.

Our “one copy per household” policy

We typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial advisor, go to www.mercdowjonesfunds.com, or call 1-877-637-2357.

Automatic Investment Plan

Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic transfers of $25 or more from your bank account into your fund account. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, enroll online or call 1-877-637-2357. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the funds if a scheduled transfer cannot be made because of a low bank balance.

Systematic Withdrawal Plan

Our Systematic Withdrawal Plan lets you set up regular withdrawals monthly, bi-monthly, quarterly or annually from your Mercantile Dow Jones Portfolio Funds investment. You must have a minimum account balance of $10,000 to set up your Systematic Withdrawal Plan. Withdrawals can be for as little as $100 each. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day).

Directed reinvestments

Generally, dividends and capital gains distributions are automatically reinvested in shares of the same fund and share class that paid the dividend or distribution. If you like, however, you can choose to have your dividends or distributions paid in cash. Simply complete the appropriate section on your new account application.

Dollar cost averaging

Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you are buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

POLICIES ABOUT TRANSACTIONS

Business hours

The funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each Mercantile Dow Jones Portfolio Fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

If the NYSE is closed because of an emergency, the funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the funds are open by calling 1-877-637-2357.

Determining when your order will be processed

If your order to purchase or sell shares of a Mercantile Dow Jones Portfolio Fund is received by the Mercantile Dow Jones Portfolio Funds’ transfer agent prior to the close of regular trading on the NYSE (currently 4:00 p.m.) and it is in good order, it will be processed at the share price calculated that day. Orders received after the close of the NYSE will be processed at the next business day’s share price. Because any order you place through a financial advisor has to be forwarded to the transfer agent before it can be processed, you’ll need to allow sufficient time for the financial advisor to transmit the order so that it is received by the transfer agent before the close of the NYSE in order to receive that day’s price. A representative of your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent before the close of business on the day you place your order.

Paying for shares you buy

Fund shares can only be paid for with U.S. dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, or third party checks (checks made out to you and signed over to us). Please see the important information on online trading on page 37.

Wire transaction policies

Wire transactions are generally completed within 24 hours of when you place your order. The funds can only send wires of $1,000 or more and may only accept wires of $50 or more.

Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

If you cannot reach us by phone

Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on page 38.

Selling shares in trust, business, or organization accounts

Selling shares in these types of accounts often requires additional documentation. Please call 1-877-637-2357 or contact your financial advisor for more information.

Our Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It is important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone or online transaction privileges. If you do not plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone and online privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

Orders that require a signature guarantee

There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

•	when you want to sell more than $100,000 worth of shares

•	when you want to send the proceeds to a third party

•	when the address or bank of record on the account has changed in the past 60 days

You do not need a signature guarantee if you want money wired or sent ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

Timing of payment for shares you sell

Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be when it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

•	when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

•	when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

How the funds calculate share prices

The price at which you buy and sell shares of these funds is the net asset value per share (NAV) for the share class and fund involved. We calculate a NAV for each fund and share class every day the funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtract its total liabilities, and divide the result by the number of shares outstanding.

Limits on exchanges, purchases, and redemptions

Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days’ notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of “market timing” because short-term and other excessive trading into and out of the funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the funds may reject or limit any purchase orders, including exchanges, from market timers or investors that may be disruptive to the funds.

How the funds value their holdings

We typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when we have reason to believe that available quotations may not be accurate, we may value securities according to methods that are approved by the funds’ Board of Directors and which are intended to reflect fair value.

For example, we may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a fund’s value for a security is likely to be different from the last quoted market or pricing service price.

Share certificates

We do not issue share certificates.

OTHER RIGHTS WE RESERVE

You should be aware that we may do any of the following:

•	reject your account application if you fail to give us a correct Social Security or other tax ID number

•	withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

•	close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days’ notice so you can either increase your balance or close your account

•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell these portfolio securities, you may pay brokerage charges.

•	change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

•	suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

•	withdraw or suspend the offering of shares at any time

•	reject any order we believe may be fraudulent or unauthorized

•	reject or limit purchases of shares for any reason

•	reject a telephone or online redemption if we believe it is advisable to do so

DISTRIBUTIONS AND TAXES

Mutual funds pass along to shareholders virtually all of their net earnings. A fund can earn money in two ways: by receiving interest, dividends, or other income payments from securities it holds, or by selling securities for more than what it paid for them. Keep in mind that a fund’s earnings are separate from any gains or losses you may realize from your own transactions in fund shares. A fund is not necessarily obligated to pay its shareholders a distribution during any particular period.

When the funds pay dividends and distributions

	Dividends	Capital Gains
Dow Jones 100 U.S. Portfolio Fund	Annually	Annually
Dow Jones 80 U.S. Portfolio Fund	Annually	Annually
Dow Jones 60 U.S. Portfolio Fund	Annually	Annually
Dow Jones 40 U.S. Portfolio Fund	Quarterly	Annually
Dow Jones 20 U.S. Portfolio Fund	Declared Daily and Paid Monthly	Annually

A fund may also pay dividends and capital gain distributions at other times if it means that the fund would otherwise have to pay federal income or excise tax.

Choices for receiving dividends and distributions

You can choose how you receive your dividends and distributions. You can:

•	have all dividends and distributions automatically reinvested in fund shares, at NAV (this is the only option for retirement accounts and other tax-deferred accounts)

•	have all dividends and distributions sent to you by check or sent to your bank account by ACH transfer

Please indicate your preference on your application. If you do not give us any instructions, we will reinvest all dividends and distributions in the fund from which they originated. To change the dividend and distribution arrangement on an existing account, visit the web site or call 1-877-637-2357.

Note that if any dividend or distribution payments are returned as undeliverable, those payments and any future payments will be reinvested until we receive valid instructions otherwise. You will not receive any interest on uncashed dividend and distribution checks.

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Because each shareholder’s tax situation is unique, ask your tax professional for more information about the possible tax consequences of your Mercantile Dow Jones Portfolio Fund investments.

Tax consequences of buying and selling fund shares

In general, buying and selling fund shares will have tax consequences for you. (An important exception is an IRA or other tax-advantaged account.) When you sell shares, you typically will realize either a capital gain or loss. If you have a gain, how it is taxed depends in part on how long you owned the shares. Note that for tax purposes, an exchange from one fund to another is the same as a sale.

Tax status of dividends and distributions

The tax status of the fund earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at ordinary income rates:

•	short-term capital gains from selling fund shares

•	taxable income dividends paid by a fund (although non-corporate taxpayers may be entitled to a reduced tax rate on these dividends based on the amount of qualified dividend income received by the funds)

•	short-term capital gains distributions paid by a fund

Generally taxed at capital gains rates:

•	long-term capital gains from selling fund shares

•	long-term capital gains distributions paid by a fund

In addition, fund payments and transactions may be subject to state and local taxes.

Tax status statements

Every January, each Mercantile Dow Jones Portfolio Fund mails out detailed tax information to it shareholders. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

Note that dividends or distributions that are declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

“Buying a dividend”

If you invest right before a fund pays a dividend, you will be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don’t need to worry about this.

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Service Providers

Management and support services are provided to the Funds by several organizations.

Investment Advisor and Administrator:

Mercantile Capital Advisors, Inc.

Baltimore, Maryland

Custodian:

The Fifth Third Bank

Cincinnati, Ohio

Transfer Agent:

DST Systems, Inc.

Boston, MA

Distributor:

BISYS Fund Services Limited Partnership

Columbus, Ohio

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For More Information

You will find more information about the funds in the following documents:

Annual and Semi-Annual Reports

The funds’ annual and semi-annual reports will contain more information about the funds and a discussion about the market conditions and investment strategies that had a significant effect on the funds’ performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI contains detailed information about the funds and their policies. It is incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the funds and make shareholder inquiries by calling 1-877-637-2357 or writing to:

Mercantile Dow Jones Portfolio Funds

Mutual Fund Administration

Two Hopkins Plaza

Baltimore, Maryland 21201

1-877-637-2357

www.merdowjonesfunds.com

If you buy your shares through a financial institution, you may contact your institution for more information.

You may review and obtain copies of the funds’ documents by visiting the SEC’s Public Reference Room in Washington, DC. You may also obtain copies of the funds’ documents after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

The funds’ Investment Company Act File No. is 811-5782.